Taxation (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Rate Reconciliation
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax incentive and holiday	(15.90%)	(16.00%)	(17.90%)
Effect of tax-exempt entities	0.30%	0.40%	0.10%
Change in valuation allowance	6.50%	1.30%	2.50%
Effect of the overseas withholding taxes	1.50%	1.80%	2.90%
Effect of the PRC withholding tax on undistributed earnings	3.00%	6.70%	0.00%
Effect of permanent difference	(1.00%)	(0.90%)	(2.10%)
Others	(1.90%)	(4.10%)	(0.80%)
Effective income tax rate	17.50%	14.20%	9.70%